Restatement of prior year balances (Disclosure of error corrections and prior period adjustments) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Loss and Comprehensive Loss
Accretion on joint venture settlement obligation	$ (552,928)	$ (185,587)	$ 0
Fair value adjustment on option liability	0	0	(3,811,504)
Loss	(5,135,576)	(2,813,835)	(6,574,638)
Other comprehensive income (loss
Cumulative translation adjustment	1,438,316	(380,197)	602,372
Total comprehensive loss	$ (3,697,260)	$ (3,194,032)	$ (5,972,266)
Loss per share-basic	$ (0.15)	$ (0.08)	$ (0.21)
Loss per share-diluted	$ (0.15)	$ (0.08)	$ (0.21)
Non-current liabilities
Option Liability	$ 0	$ 0	$ 3,811,504
Total liabilities	16,175,698	13,112,699	9,385,489
Non-current assets
Deposits and prepaid expenses - long term	82,737	51,192	32,029
Sage Ranch	10,162,415	8,336,079	5,456,419	$ 1,851,487
Power project acquisition and development costs	8,225,009	7,175,580	7,001,549	6,163,504
Total assets	20,263,844	18,113,760	15,053,130
Shareholders' equity
Share capital	29,372,058	26,410,615	25,490,912
Reserves	9,228,019	9,405,117	7,797,368
Accumulated other comprehensive income	2,091,508	653,192	1,033,389
Deficit	(36,603,439)	(31,467,863)	(28,654,028)
Total shareholders' equity	4,088,146	5,001,061	5,667,641	$ 4,252,345
Total liabilities and shareholders' equity	$ 20,263,844	18,113,760	15,053,130
Previously Stated [Member]
Statement of Loss and Comprehensive Loss
Accretion on joint venture settlement obligation		0
Fair value adjustment on option liability			0
Loss		(2,628,248)	(2,763,134)
Other comprehensive income (loss
Cumulative translation adjustment		(380,197)	602,372
Total comprehensive loss		(3,008,445)	$ (2,160,762)
Loss per share-basic			$ (0.09)
Loss per share-diluted			$ (0.09)
Non-current liabilities
Option Liability			$ 0
Total liabilities			5,573,985
Non-current assets
Deposits and prepaid expenses - long term		51,192
Sage Ranch		12,333,170
Power project acquisition and development costs		7,175,580
Total assets		22,110,851
Shareholders' equity
Share capital		26,410,615	25,490,912
Reserves		9,405,117	7,797,368
Accumulated other comprehensive income		653,192	1,033,389
Deficit		(27,470,772)	(24,842,524)
Total shareholders' equity		8,998,152	9,479,145
Total liabilities and shareholders' equity		22,110,851	15,053,130
Adjustment [Member]
Statement of Loss and Comprehensive Loss
Accretion on joint venture settlement obligation		(185,587)
Fair value adjustment on option liability			(3,811,504)
Loss		(185,587)	(3,811,504)
Other comprehensive income (loss
Cumulative translation adjustment		0	0
Total comprehensive loss		(185,587)	$ 0
Loss per share-basic			$ (0.12)
Loss per share-diluted			$ (0.12)
Non-current liabilities
Option Liability			$ 3,811,504
Total liabilities			3,811,504
Non-current assets
Deposits and prepaid expenses - long term		0
Sage Ranch		(3,997,091)
Power project acquisition and development costs		0
Total assets		(3,997,091)
Shareholders' equity
Share capital		0	0
Reserves		0	0
Accumulated other comprehensive income		0	0
Deficit		(3,997,091)	(3,811,504)
Total shareholders' equity		(3,997,091)	0
Total liabilities and shareholders' equity		$ 0	$ 0